SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Unrecognized tax benefits	$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties	$ 0	$ 0
Anti-dilutive securities attributable to warrants (in shares)	3,146,454
Shares subject to forfeiture	281,250
Federal depository insurance coverage	$ 250,000
Offering Costs	$ 1,858,498